NET INCOME PER SHARE - Computation of earnings per share (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 HKD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 HKD ($) $ / shares shares	Dec. 31, 2019 HKD ($) $ / shares shares
Numerator:
Net income attributable to ordinary shareholder of the Company	$ 2,810,210	$ 360,302	$ 1,325,523	$ 143,159
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,200,912,670	1,200,912,670	1,036,865,727	832,790,329
Net income per share attributable to ordinary shareholders of the Company - basic | (per share)	$ 2.34	$ 0.30	$ 1.28	$ 0.17
Numerator:
Net income attributable to ordinary Shareholder of the Company | $	$ 2,810,210		$ 1,325,523	$ 143,159
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,200,912,670	1,200,912,670	1,036,865,727	832,790,329
Weighted average number of ordinary shares outstanding - diluted	1,219,672,508	1,219,672,508	1,050,143,014	917,897,426
Net income per share attributable to ordinary shareholders of the Company - diluted | (per share)	$ 2.30	$ 0.30	$ 1.26	$ 0.16
Share Options
Denominator:
Dilutive effect	18,759,838	18,759,838	13,277,287	85,107,097